Exhibit 99.2

NRMLT 2026-NQM6 Rithm Capital Corp.

Opus Capital Markets Consultants, LLC

5718 Westheimer Road - Suite 1000| Houston, TX 77057| www.opuscmc.com | 224.632.1300

Executive Narrative

April 23, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

Rithm Capital Corp.

The report summarizes the results of a due diligence review performed on a pool of 470 loans provided by Rithm Capital Corp. (“Customer”) who provided Opus Capital Markets Consultants, LLC (“Consultant”) with a data tape, from which 100% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed credit and compliance review of all loans.

As detailed herein, the pool contains two hundred thirty four (234) Non-QM loans, and two hundred thirty six (236) ATR/QM Exempt loans, of which one hundred eighty one (181) are DSCR loans and fifty five (55) are Business Purpose loans. All loans were re-underwritten in accordance with the lender guidelines in terms of Exhibit A

EXHIBIT A

Credit Review

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.
b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.
c)	Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.
d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.
e)	Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.
f)	Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.
g)	Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.
h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.
j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

•	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.
•	Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.
•	Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recoded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.
•	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b) Closing Docs

•	Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.
•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.
•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.
•	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination
•	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c) Credit Docs

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.
•	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.
•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
•	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
•	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.	The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, TRID will be reviewed in accordance with the SFA TRID Grid 4.0, as amended from time to time, as set forth below:
a.	For Right of Rescission
i.	A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).
A.	This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.
B.	A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.
b.	For TILs (Application Dates prior to 10/3/2015)
i.	Confirm the initial TIL disclosure and final TIL disclosures were provided.
ii.	Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;

1 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

c.	For TRID Disclosures (Application Dates on or after 10/3/2015)
i.	Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;
ii.	Review the required sections of each LE to ensure they were populated in accordance with the TRID Rules. (If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;
iii.	Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at least three (3) business days prior to consummation;
iv.	Review the required sections of each CD to ensure they were populated in accordance with the TRID Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)
2.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule; TRID will be reviewed in accordance with the SFA TRID Grid 4.0, as amended from time to time.
3.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;
4.	Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;
5.	Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;
6.	The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;
7.	The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;
8.	The appraisal and valuation requirements of TILA and the Equal Credit Opportunity Act, as implemented by Regulation Z, 12 C.F.R. 1026.35 and Regulation B, 12 C.F.R. 1002.14, respectively;
9.	The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;
10.	The escrow requirements of TILA and RESPA, as implemented by Regulation Z, 12 C.F.R 1026.35, and Regulation X, 12 C.F.R 1024.17, respectively;
11.	The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:
12.	Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.
13.	For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.
14.	Documentation. Review of the following documents for regulatory compliance:
a.	Final HUD-1 Settlement Statement (“HUD-1”), if applicable
i.	If the loan is in an escrow state, the HUD-1 will be considered final as follows:
A.	HUD-1 is marked Final;
i.	If HUD-1 is not marked Final, it must be stamped certified by the closing agent.
ii.	There should be no markings indicating that the HUD-1 is estimated.
B.	HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and
C.	If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.
b.	Final Truth in Lending Disclosure (“TIL”), if applicable
c.	Loan Estimate, if applicable
i.	The Loan Estimate in will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.
d.	Closing Disclosure, if applicable
i.	The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.

e.	Notice of Right to Cancel (if applicable)
f.	Initial TIL, if applicable
g.	Good Faith Estimate (“GFE”), if applicable
h.	Note
i.	Mortgage/Deed of Trust
j.	FACTA disclosures
k.	Third Party Fees
i.	Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.
ii.	CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.
iii.	Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.	For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification. For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.
2.	For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.
3.	For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).

a. Qualified Mortgage:

i.	For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately. Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.
ii.	For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.

b. Ability to Repay:

i.	The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing reasonably reliable third-party documentation at or before consummation.
1.	Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.	Current employment status
3.	Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.
4.	Monthly payment on any simultaneous loans secured by the subject property.
5.	Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.
6.	Debts, alimony, and child support obligations
7.	Monthly debt-to-income ratio or residual income
8.	Credit history
ii.	For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.
iii.	Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)	Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)	Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):
o	Confirm the presence of the Servicing Transfer Disclosure form in file
o	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):
o	Confirm the presence of the Home Loan Tool Kit is in file for covered loans.
o	Confirm the Home Loan Tool Kit is provided within three general business days of application

•	Affiliated Business Disclosure
o	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
o	Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Consultant reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third-party services)
o	Confirm the Affiliated Business Disclosure is executed.

•	Initial Escrow Disclosure Statement
o	Confirm the presence of the Initial Escrow Disclosure Statement in file
o	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement

Equal Credit Opportunity Act (Regulation B)

•	Confirm the lender has provided the borrower a disclosure of the right to receive a copy of appraisals within three (3) business days of application. This disclosure requirement may be met by disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).
•	Confirm that the lender has provided (delivered) copies of appraisals and all other written valuations (as disclosed to the borrower on the HUD-1 and/or contained in the Mortgage Loan File) to the borrower at least three (3) business days prior to consummation Opus uses the following test: Was appraisal/valuation documentation processed at least 6 days prior to account opening/ consummation date (3 day rule plus 3 days mailing time)?
•	For a borrower that has waived the 3-business day disclosure requirement, confirm that the borrower has either (1) signed the waiver at least three (3) business days prior to consummation or (2) has signed an acknowledgment that the waiver occurred at least three (3) business days prior to consummation. Additionally, confirm that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

Fair Credit Report Act (Regulation V)

•	Confirm that the lender has provided the borrower the risk-based pricing notice (as required by 12 CFR § 1022.73) or credit score disclosure (as required by 12 CFR § 1022.74(d)), as applicable; (a) If the lender has provided the risk-based pricing notice, confirm the disclosure was provided before consummation, but not earlier than the approval decision was communicated to the consumer; and (b) If the lender has provided the credit score disclosure, confirm the disclosure was provided before consummation.
•	Confirm that the lender has provided a copy of the disclosure of credit score and the Notice to Home Loan Applicant (as required by 15 U.S.C. § 1681g) before consummation.

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.
•	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq..
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.
•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).
•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.

•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.
•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.
•	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).
•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.
•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.
•	Kansas Consumer Credit Code
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.
•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann. Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).
•	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.
•	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.
•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
•	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.
•	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.
•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).
•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et.seq., as amended from time to time.
•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.
•	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.
•	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.
•	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.
•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

•	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.
•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.
•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.
•	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•	Rhode Island Home Loan Protection Act, R.I. Gen. L. 34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).
•	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.
•	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.
•	Section 50(a)(6), Article XVI of the Texas Constitution
•	Section 50(f)(2), Article XVI of the Texas Constitution
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.
•	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.
•	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).
•	Washington House Bill 2770, Mortgage Lending Ownership
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.
•	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.
•	Wyoming Credit Code

Flood Insurance Testing

National Flood Insurance Program (NFIP)

Each mortgage loan will be reviewed to ensure adherence to flood insurance coverage requirements as outlined under the NFIP, including identification of flood zones and subsequent policy documentation for evidence of adequate coverage amounts.

Homeowner’s Flood Affordability Act (HFIAA)

Each mortgage loan made by an FDIC-supervised institution or servicer acting on its behalf shall require the escrow of all premiums and fess for flood insurance for any designated loan secured by residential improved real estate or a mobile home, made, increased, extended or renewed on or after January 1, 2016.

Frequency – Payable with same frequency as payments designated for the loans

Exceptions

•	Loan is an extension of credit primarily for business, commercial or agricultural purposes
•	Loan is in a subordinate position to a senior lien secured by the same residential improved real estate or mobile for which the borrower has obtained flood insurance
•	Flood Insurance coverage for the residential real estate is provided by a policy that
a.	Meets requirements
b.	Provided by a condominium association, cooperative or other applicable group and
c.	The premium for which is paid by the condominium associate, cooperative, homeowners association, or other group as a common expense.

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

1) Misrepresentation Review and Valuation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

•	Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.
•	Alerts: Assess credit report alerts for accuracy and potential issues.
•	Social Security Numbers: Compare SSN(s) across all file documents.
•	Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.
•	Data Consistency: Review the documents contained in the loan file for consistency of data.
•	Third Party Fraud Tools: To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products. i) Consultant will perform the following steps.

•	Property is complete
•	Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.
•	Property is described in average or better condition
•	No apparent appraiser independence violation statements
•	Appraisal addresses any adverse comments
•	Appraisal is completed on appropriate GSE Forms
•	Appraisal contains required attachments.
•	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation vendor des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation vendor to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.

Value Review Disclaimer

•	The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.
•	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.
•	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.
•	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:

•	No apparent damage to the property
•	Property appears to be occupied

Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

•	Appraised Value
•	CLTV
•	DTI
•	FICO
•	Interest Only
•	Interest Rate
•	Loan Term
•	Loan Purpose
•	LTV
•	Occupancy
•	Original Balance
•	Property Address
•	Property City
•	Property State
•	Property Type
•	Sales Price
•	Second Mortgage Lien Amount
•	Self Employed
•	Units
•	Zip Code
•	Loan Type
•	QM Status

Rating Agency Grading Criteria

Fitch Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

Moody’s Investor Services Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

Kroll Bond Rating Agency LLC Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

S&P Global Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

DBRS Morningstar Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus Grading Criteria

1) Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

Opus Credit Grades

•	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.
•	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator's underwriting guidelines and there are sufficient compensating factors for any exceptions.
•	Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator's underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus Property Grades

•	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.
•	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.
•	Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus Compliance Grades

•	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.
•	Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower's obligation under the loan documents and will not result in assignee liability to the investor.
•	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

REDACTED INFORMATION

•	Borrower Name
•	Co-Borrower Name
•	SSNs
•	Property Address, City, County, MSA, Zip
•	Mailing Address
•	Account Number, including Originator and Servicer Loan Number
•	Origination Date
•	Names of Borrowers or any other Individuals
•	Company and Entity Names
•	Financial Institution Names
•	Job Position Titles
•	Any Address
•	Any Location Information (other than state), including City, County, MSA and Zip
•	Account Numbers of any type
•	Insurance Claim Numbers
•	Insurance Policy Numbers
•	Foreclosure Action dates and Case Numbers
•	Bankruptcy Action dates and Case Numbers
•	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

DSCR Loan Review

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Underwriting Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review guidelines will consist of the following:

Borrower Underwriting:

•	Borrower Liquidity: Review and confirm borrower’s liquidity position adheres to Underwriting Guidelines.
•	Credit / Background Check: Review and confirm each guarantor and/or owner of the borrowing entity requirements meet Underwriting Guidelines, including OFAC.
•	Property management questionnaire: Review the questionnaire to confirm management experience meets Underwriting Guidelines.
•	Borrowing Entity: Confirm the entity is in good standing and duly formed (if applicable documents are in the file). Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file).
•	Loan-to-Value (LTV)/Loan-to-Cost (LTC) Limits: Confirm the LTV/LTC meets Underwriting Guidelines per Underwriting Guidelines.
•	Permitted Loan Terms: Confirm the loan terms are eligible per the Underwriting Guidelines.
•	Property Requirements and Market Requirements: Confirm the loan Property and Market Requirements are eligible per the Underwriting Guidelines.
•	DSCR—ensure components of Debt Service Coverage Ratio are identified correctly: Recalculation of DSCR

Title Insurance Requirements are met per Guidelines only as follows

Confirm Loss payee language must be present and required insurance policies and coverage amounts meet the Underwriting Guidelines.

•	Condominium Eligibility: Confirm Condo Master Policy is present and meets the Underwriting Guidelines
•	Property Insurance: Confirm each mortgaged property has a policy in place and proper coverage amount in adherence to the Underwriting Guidelines.
•	Preliminary/Commitment Title: Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens at time of consummation.

Credit Document Check

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
•	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.
•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
•	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
•	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Compliance

•	No compliance testing for the DSCR review.

Pool Details

Purpose		
Type	Count	% of Pool
Cash out Refi	141	30.00%
Purchase	249	52.98%
Rate / Term Refi	80	17.02%
Total	**470**	**100.00%**

Property Type		
Type	Count	% of Pool
Single Family Detached	235	50.00%
Co-op	1	0.21%
Condo, Low Rise	60	12.77%
Condo, High Rise	7	1.49%
PUD	68	14.47%
Townhouse	1	0.21%
1 Family Attached	21	4.47%
2 Family	56	11.91%
3 Family	7	1.49%
4 Family	14	2.98%
Total	**470**	**100.00%**

Occupancy		
Type	Count	% of Pool
Primary Residence	188	40.00%
Second Home	25	5.32%
Investment Property	257	54.68%
Total	**470**	**100.00%**

Product Type		
Type	Count	% of Pool
Fixed	469	99.79%
ARM	1	0.21%
Total	**470**	**100.00%**

Tape Discrepancies

Data Element	Count	Accuracy
Interest Rate	1	99.79%
Loan Purpose	1	99.79%
Note Date	1	99.79%
Prepayment Penalty Total Term	2	99.57%
Property City	1	99.79%
Property Type	74	84.26%
Property Zip Code	1	99.79%
Qualifying Amortization Term	9	98.09%
Qualifying CLTV	33	92.98%
Qualifying LTV	23	95.11%
Qualifying Total Debt Income Ratio	1	99.79%
Sales Price	5	98.94%
Total Number of Loans	470

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were twenty one (21) obligors with multiple loans in the pool.

Property Inspection Waivers: No loans had a Property Inspection Waiver.

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated April 22, 2026.

Overall Grade Summary

Fitch and Kroll NRSRO Grade	# of Loans	% of Loans
A	449	95.53%
B	21	4.47%
C	0	0.00%
D	0	0.00%

Compliance Grade Summary

Fitch and Kroll NRSRO Grade	# of Loans	% of Loans
A	454	96.60%
B	16	3.40%
C	0	0.00%
D	0	0.00%

Credit Grade Summary

Fitch and Kroll NRSRO Grade	# of Loans	% of Loans
A	465	98.94%
B	5	1.06%
C	0	0.00%
D	0	0.00%

Property Grade Summary

Fitch and Kroll NRSRO Grade	# of Loans	% of Loans
A	470	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Loans Reviewed (470)

215453242	215656414	215991951	216101972	216209031	216255554	216264325	216264341
216323741	216325589	216337634	216344796	216353615	216355768	216356071	216365189
216365387	216365494	216381186	216388843	216403378	216415711	216418541	216422758
216426551	216427872	216430348	216431346	216431718	216434407	216438168	216438861
216443036	216443804	216455717	216458943	216462929	216468884	216481903	216482026
216484568	216491167	216501338	216502039	216510016	216511089	216518936	216520486
216523977	216528356	216533042	216533067	216533729	216538348	216542399	216544775
216546465	216552786	216555920	216557876	216558239	216561506	216561662	216561746
216564195	216564229	216568246	216569970	216572859	216573980	216575282	216580134
216581173	216583740	216584870	216584912	216586180	216591628	216591669	216593475
216599076	216611079	216613067	216617530	216617613	216625079	216628644	216628701
216630665	216645606	216647784	216650267	216657569	216660506	216661728	216662825
216667287	216669598	216676270	216679464	216682336	216682484	216686162	216690859
216691667	216692145	216704700	216709485	216714535	216720581	216736116	216740753
9704479436	9704600841	9705178359	9705394592	9705394717	9705537257	9706126316	9706465821
9706495414	9706584043	9707142858	9707270378	9707399102	9707529013	9707652005	9707678000
9708918314	9709045331	9709418181	9709458468	9709766001	9710190845	9710340051	9710380586
9710604415	9710760456	9710952319	9710973794	9711409905	9711548009	9711839721	9711938382
9711946823	9712379560	9712865170	9712944264	9713673052	9713873512	9713874668	9713939149
9714211035	9714471282	9714621167	9715191186	9715264561	9715316049	9715327343	9715526829
9715812625	9715855939	9716156451	9716177465	9716215224	9716230496	9716402707	9716540076
9716683082	9716911855	9717375944	9717386636	9717763842	9717784871	9718181705	9718426134
9718903363	9719129570	9719724420	9720129957	9720470401	9720979930	9721480623	9721794130
9721811991	9721873512	9721893023	9722269801	9722572147	9722905537	9722952117	9722972693
9723564408	9723769627	9723819034	9723891777	9724042420	9724203964	9724216297	9724538872
9724665170	9725067020	9726100861	9726287494	9726292916	9726399315	9726468763	9726651491
9726909154	9727093073	9727115926	9727255763	9727486947	9727932494	9728073124	9728436172
9728519936	9728534844	9729016643	9729323130	9729806571	9730241420	9730324978	9730345510
9730389393	9730484590	9730598407	9730737971	9731328747	9731540804	9731638061	9731761715
9731839750	9732176798	9732302113	9732534491	9733228150	9733346077	9733746334	9733956347
9734018881	9734036644	9734504617	9736444721	9737037334	9737276510	9737501529	9738204800
9738266288	9738819649	9738887844	9739198100	9739826106	9740368601	9740392650	9740503835
9740732491	9741561931	9741760582	9741776497	9742476279	9742762538	9743118227	9743675192
9743824618	9744006975	9744064081	9744295206	9744444564	9744525263	9744629677	9744637258
9744694044	9744819625	9744836272	9745016312	9745062621	9745228990	9745697780	9746706887
9746832162	9746885269	9747191873	9747758879	9748174126	9748805091	9749570678	9749726403
9749769403	9749779402	9750018161	9750587249	9750612278	9750616295	9750642903	9750643687
9750672181	9750898901	9751381659	9751391062	9751665218	9751712069	9752103953	9752195280
9752511684	9752977323	9753046938	9753609065	9753946194	9754035294	9754262252	9754664689
9755028553	9755097079	9755426450	9755618486	9755842466	9755996643	9756476496	9756600749
9756735339	9756834413	9757077541	9757114948	9757115382	9758285721	9758304803	9759124549
9759850929	9760525577	9761983403	9762408988	9762779107	9762899228	9763390797	9763533495
9763952711	9764243227	9764623428	9765046710	9765786182	9765893822	9766751433	9766762034
9766882477	9767140958	9767463475	9767900443	9768495914	9768554744	9768683451	9768734833
9769261075	9769292328	9769364150	9769972325	9770373992	9770529049	9770605906	9770691138
9770881812	9770885433	9771140606	9771832996	9772062502	9772418258	9772508553	9772658663
9772661063	9773286787	9773522405	9773737144	9773868238	9773913224	9773997102	9774011036
9774509534	9774654413	9774771878	9775146989	9775248322	9775267926	9775483341	9775550206
9775838643	9775990170	9776111156	9776182819	9776812993	9777138778	9777164295	9777306417
9777509895	9777744526	9777790735	9777884124	9778612672	9778949504	9779226076	9779334235
9780383957	9780912268	9781610994	9782121710	9782517875	9782545462	9782876248	9783087639
9783386791	9783578835	9783631451	9783979322	9784035470	9784063308	9784368152	9784650948
9785929226	9786280876	9786463084	9786603812	9786887076	9787447920	9787508333	9787937953
9787979153	9788033711	9788295088	9788377910	9788928217	9789150944	9790362488	9790397955
9790456751	9790688221	9791750541	9791959415	9792849136	9793532046	9793541690	9793555369
9793706293	9794204041	9794594193	9794666165	9794850504	9795831503	9796077809	9796355155
9796735729	9796784628	9797024891	9797037992	9797110963	9797282051	9797420339	9797461317
9797465516	9797543486	9797639995	9797643617	9797730133	9797805497	9798073236	9798167772
9799051298	9799177697	9799360723	9799918363	9799920435	WS260223032

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com